Note 16 - Financial Instruments - Fair Value measurement on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - MV Jonathan P [Member] $ in Millions	1 Months Ended
Sep. 30, 2023 USD ($)
M/V Jonathan P	$ 13.8
Fair Value, Inputs, Level 2 [Member]
M/V Jonathan P	$ 7.1